WARRANT DERIVATIVE LIABILITY (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
SCHEDULE OF DERIVATIVE WARRANT LIABILITY

The following is a continuity of the Company’s warrant derivative liability:

Balance, October 31, 2021	$1,582,977
Issued during the period	5,535,852
Change in fair value of derivative	(5,740,202)
Derecognition of warrant derivative	(136,047)
Balance, October 31, 2022	$1,242,580
Issued during the period	1,974,626
Change in fair value of derivative	(1,473,271)
Derecognition of warrant derivative	(636,160)
Balance, April 30, 2023	$1,107,775

The following is a continuity of the Company’s derivative warrant liability:

Balance, January 31, 2020	$-
Issued during the period	953,850
Change in fair value of derivative	536,209
Balance, January 31, 2021	$1,490,059
Change in fair value of derivative	92,918
Balance, October 31, 2021	$1,582,977
Issued during the period	5,535,852
Change in fair value of derivative	(5,740,202)
Derecognition of warrant derivative	(136,047)
Balance, October 31, 2022	$1,242,580